UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06068

ALLIANCEBERNSTEIN FIXED-INCOME SHARES, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: April 30, 2011

Date of reporting period: January 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Fixed Income Shares - Government STIF Portfolio

Portfolio of Investments

January 31, 2011 (unaudited)

	Yield*	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 100.8%
U.S. Government & Government Sponsored Agency Obligations - 86.3%
Federal Farm Credit Bank
2/22/12 (a)	0.15%	$8,800	$8,789,667
6/28/11 (a)	0.17%	15,000	14,999,385
7/15/11 (a)	0.17%	20,000	19,999,087
2/09/11 (a)	0.19%	15,000	14,999,967
5/19/11 (a)	0.19%	15,000	15,000,000
11/17/11 (a)	0.20%	11,500	11,497,361
12/08/11 (a)	0.21%	9,400	9,396,666
12/20/11 (a)	0.22%	25,000	24,995,567
1/06/12 (a)	0.22%	25,000	24,992,899
7/20/12 (a)	0.22%	30,000	29,986,632
6/28/12 (a)	0.24%	25,000	24,996,477
5/22/12 (a)	0.25%	25,000	24,998,349
2/28/11 (a)	0.27%	2,000	2,000,135
4/23/12 (a)	0.27%	11,400	11,401,769
2/13/12 (a)	0.27%	15,000	15,003,222
4/12/12 (a)	0.29%	9,000	9,003,273
6/22/11 (a)	0.31%	5,000	5,001,792
2/01/11	0.35%	1,000	1,000,000
3/24/11 (a)	0.75%	7,250	7,255,599
2/18/11	4.88%	4,000	4,008,611
Federal Farm Credit Discount Notes
3/17/11	0.16%	4,000	3,999,218
5/24/11	0.18%	25,000	24,986,389
7/29/11	0.20%	24,500	24,475,772
8/11/11	0.22%	7,150	7,141,654
Federal Home Loan Bank
1/30/12 (a)	0.15%	800	799,198
2/17/12 (a)	0.16%	23,500	23,486,873
8/01/11 (a)	0.17%	10,000	9,998,253
7/20/11 (a)	0.17%	13,000	12,996,057
Federal Home Loan Bank Discount Notes
6/15/11	0.20%-0.21%	19,972	19,956,742
2/02/11	0.17%	16,355	16,354,923
2/16/11	0.17%	32,000	31,997,800
3/16/11	0.17%	20,700	20,695,920
3/23/11	0.17%	25,350	25,344,015
3/25/11	0.17%	73,000	72,982,074
4/06/11	0.17%	184,000	183,944,391
4/08/11	0.17%	100,000	99,968,833
4/13/11	0.17%	83,200	83,172,105
4/15/11	0.17%	74,800	74,773,911
4/25/11	0.17%	14,225	14,219,425
4/27/11	0.17%	10,600	10,595,745
4/29/11	0.17%	17,000	16,993,016
2/25/11	0.19%	14,836	14,834,170
Federal Home Loan Mortgage Corp.
2/02/12 (a)	0.18%	19,755	19,740,205
5/01/12 (a)	0.20%	8,210	8,203,790
12/21/11 (a)	0.21%	23,000	22,991,777

	Yield*	Principal Amount (000)	U.S. $ Value
2/16/12 (a)	0.22%	$15,000	$14,993,771
4/07/11 (a)	0.35%	8,275	8,276,076
4/18/11	5.13%	19,000	19,198,104
Federal Home Loan Mortgage Discount Notes
2/07/11	0.16%-0.17%	77,074	77,071,902
4/25/11	0.17%-0.18%	100,000	99,959,653
5/04/11	0.18%-0.19%	21,160	21,150,104
2/18/11	0.16%	14,500	14,498,904
2/22/11	0.16%	6,800	6,799,365
4/04/11	0.17%	125,650	125,613,212
4/11/11	0.17%	78,684	78,658,362
4/19/11	0.17%	42,100	42,084,692
2/08/11	0.18%	21,900	21,899,234
4/26/11	0.18%	21,922	21,913,049
5/02/11	0.18%	75,000	74,966,250
5/17/11	0.18%	17,900	17,890,603
7/07/11	0.19%	3,088	3,085,458
3/07/11	0.20%	38,889	38,881,696
6/06/11	0.20%	39,560	39,532,528
6/20/11	0.21%	50,000	49,959,458
7/18/11	0.21%	20,000	19,980,981
7/05/11	0.22%	8,334	8,326,157
8/02/11	0.23%	10,000	9,988,372
Federal National Mortgage Association
8/11/11 (a)	0.17%	24,000	23,994,310
9/19/11 (a)	0.22%	10,000	9,997,486
Federal National Mortgage Association Discount Notes
2/15/11	0.16%-0.18%	70,000	69,995,411
2/01/11	0.17%-0.19%	54,600	54,600,000
2/02/11	0.17%-0.18%	57,333	57,332,723
2/22/11	0.18%-0.19%	49,084	49,078,706
5/16/11	0.18%-0.19%	13,764	13,756,698
3/01/11	0.18%-0.20%	45,290	45,283,370
2/07/11	0.17%	11,750	11,749,667
3/10/11	0.17%	30,000	29,994,912
4/13/11	0.17%	50,000	49,983,236
4/27/11	0.17%	40,000	39,983,944
2/09/11	0.18%	39,957	39,955,446
2/14/11	0.18%	76,000	75,995,060
2/16/11	0.18%	7,500	7,499,438
5/18/11	0.18%	49,650	49,623,685
5/25/11	0.18%	26,500	26,485,027
2/28/11	0.19%	23,625	23,621,633
5/02/11	0.19%	3,142	3,140,508
5/09/11	0.19%	13,436	13,429,303
U.S. Treasury Bills
2/03/11	0.13%	30,000	29,999,782
2/17/11	0.14%	25,000	24,998,433
4/07/11	0.15%	50,200	50,186,767
4/14/11	0.15%	100,000	99,970,000
4/21/11	0.16%	49,700	49,683,095
3/03/11	0.17%	65,000	64,990,998
U.S. Treasury Notes
5/31/11	0.88%	25,000	25,056,688
6/30/11	1.13%	30,000	30,116,016

			3,009,208,987

	Yield*	Principal Amount (000)	U.S. $ Value
Repurchase Agreements - 14.5%
Barclays Capital 0.21%, dated 1/31/11 due 2/01/11 in the amount of $95,000,554 (collateralized by $95,038,300 U.S. Treasury Note, 1.375% due 10/15/12, value $96,900,069)		95,000	$95,000,000
Credit Suisse 0.20%, dated 1/31/11 due 2/01/11 in the amount of $25,000,139 (collateralized by $25,255,000 U.S. Treasury Note, 0.875% due 2/29/12, value $25,502,200)		25,000	25,000,000
Deutsche Bank 0.17%, dated 1/31/11 due 2/07/11 in the amount of $70,002,314 (collateralized by $69,268,400 U.S. Treasury Note, 2.75% due 11/30/16, value $71,400,070)		70,000	70,000,000
Greenwich Securities 0.17%, dated 1/27/11 due 2/03/11 in the amount of $100,003,306 (collateralized by $96,481,100 U.S. Treasury Notes, 3.25% to 3.625% due 5/15/13 to 12/31/16, value $102,000,618)		100,000	100,000,000
HSBC Bank USA 0.19%, dated 1/31/11 due 2/01/11 in the amount of $55,000,290 (collateralized by $43,830,000 U.S. Treasury Bond, 7.25% due 5/15/16, value $56,103,773)		55,000	55,000,000
Mizuho Securities USA 0.17%, dated 1/27/11 due 2/03/11 in the amount of $100,003,306 (collateralized by $98,757,300 U.S. Treasury Notes, 1.875% to 3.50% due 11/30/13 to 5/15/20, value $102,000,041)		100,000	100,000,000
UBS 0.20%, dated 1/31/11 due 2/01/11 in the amount of $59,800,332 (collateralized by $61,017,400 U.S. Treasury Bill, Zero Coupon due 4/28/11, value $60,996,044)		59,800	59,800,000

			504,800,000

Total Investments - 100.8% (cost $3,514,008,987) (b)			3,514,008,987
Other assets less liabilities - (0.8)%			(29,572,623)

Net Assets - 100.0%			$3,484,436,364

(a)	Floating Rate Security. Stated interest rate was in effect at January 31, 2011.
(b)	As of January 31, 2011, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.
*	Represents annualized yield from date of purchase for discount securities, and stated interest rate for interest-bearing securities.

AllianceBernstein Fixed Income Shares - Government STIF Portfolio

January 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2011:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
U.S. Government & Government Sponsored Agency Obligations	$—	$3,009,208,987	$—	$3,009,208,987
Repurchase Agreements	—	504,800,000	—	504,800,000

Total	$—	$3,514,008,987	$—	$3,514,008,987

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Fixed-Income Shares, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 25, 2011

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	March 25, 2011